Note 3 - Acquisitions and Reorganisation (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
Year ended December 31, 2015
RMB
Net income attributable to the Company's shareholders	210,086
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	50,063

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
Net tangible (liabilities) assets acquired	(4,116)	2,708	3,670
Intangible assets	7,650	4,110	7,290
Goodwill	23,850	10,209	20,862
Deferred tax assets	1,529	—	—
Deferred tax liabilities	(1,913)	(1,027)	(1,822)
Total consideration	27,000	16,000	30,000

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
		Fair Value Acquired
	Useful life	RMB
	(Years)	Nanjing	Wenzhou	Jiaxing
Customer relationship	6.7	4,840	2,920	4,630
Non-compete agreement	3.0	520	270	480
Agency agreement	6	2,290	920	2,180
Total		7,650	4,110	7,290

Business Acquisition, Pro Forma Information [Table Text Block]
	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
	(unaudited)	(unaudited)	(unaudited)
Pro forma net revenues	1,769,665	1,769,428	1,780,360
Pro forma income from operations	16,561	17,531	16,348
Pro forma net income	94,541	95,289	94,215
Pro forma net income per share	0.09	0.10	0.09
	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
	(unaudited)	(unaudited)	(unaudited)
Pro forma net revenues	2,159,466	2,155,319	2,163,231
Pro forma income from operations	30,612	30,840	31,355
Pro forma net income	161,580	161,736	162,318
Pro forma net income per share	0.16	0.16	0.16